Related Party Transactions - Schedule Of Revenue Received From Major Related Parties (Detail) - Related Party ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues:
Revenues	¥ 2,728	$ 374	¥ 2,699	¥ 2,243
Related Party A
Revenues:
Revenues	393	54	540	158
Related Party B
Revenues:
Revenues	919	126	924	889
Related Party D
Revenues:
Revenues	523	72	338	257
Other Investees
Revenues:
Revenues	¥ 893	$ 122	¥ 897	¥ 939